Weighted Average Assumptions Used to Determine Net Pension and Severance Cost Japanese Plans (Detail) (Japanese plans)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%	1.60%
Expected return on plan assets	2.60%	2.30%	2.30%
Rate of compensation increase	2.20%	2.30%	2.20%